Leasing Arrangements - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leasing Arrangements [Abstract]
2025		$ 20,923
2026		15,304
2027		11,160
2028		9,557
2029		5,422
Thereafter		4,317
Total lease payments		66,683
Less: imputed interest		(8,184)
Total lease liability	$ 44,901	$ 58,499